Share-Based Payments - Share Based Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock option plan	$ 594	$ 1,262
Share purchase plan – employer contribution	1,394	1,372
Share-based compensation on shares vested during the period, issued on business acquisitions	2,099	2,995
Deferred Share Units Expenses	600	1,250
Restricted share units	363	0
Performance share units	1,207	1,233
Compensation expense related to the options granted	$ 6,257	$ 8,112